Restricted Net Assets - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restricted Net Assets [Abstract]
Required minimum percentage of after-tax-profit allocated to general reserve	10.00%
Threshold percentage of general reserve of the registered capital	50.00%
Required minimum percentage of after-tax-profit allocated to statutory common reserve	10.00%
Threshold percentage of statutory common reserve of the registered capital, used as criteria of allocation requirement	50.00%
Amount of restricted paid-in-capital and statutory reserves	¥ 1,649,118